Annual Operating Expenses - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio	Apr. 29, 2023
VIP Contrafund Portfolio - Initial Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.60%
VIP Contrafund Portfolio - Service Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.07%
Total annual operating expenses	0.70%
VIP Contrafund Portfolio - Service Class 2
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.85%